UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.6%
United Technologies Corp.	308,564	$30,952,055

		$30,952,055

Banks — 5.2%
Bank of America Corp.	996,405	$17,815,721
JPMorgan Chase & Co.	800,836	54,881,291
PNC Financial Services Group, Inc. (The)	251,376	24,680,096

		$97,377,108

Beverages — 1.6%
Constellation Brands, Inc., Class A	246,160	$29,544,123

		$29,544,123

Biotechnology — 3.4%
Celgene Corp.(1)	281,428	$36,937,425
Gilead Sciences, Inc.	223,930	26,392,390

		$63,329,815

Capital Markets — 2.1%
Credit Suisse Group AG(1)	1,345,881	$39,704,534

		$39,704,534

Chemicals — 1.9%
Monsanto Co.	229,493	$23,383,042
Praxair, Inc.	106,690	12,177,596

		$35,560,638

Communications Equipment — 1.5%
QUALCOMM, Inc.	454,475	$29,263,645

		$29,263,645

Consumer Finance — 1.2%
American Express Co.	310,991	$23,653,975

		$23,653,975

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	186,164	$8,710,613
Zayo Group Holdings, Inc.(1)	592,517	15,820,204

		$24,530,817

Electric Utilities — 1.5%
NextEra Energy, Inc.	261,167	$27,474,768

		$27,474,768

Electrical Equipment — 0.4%
Generac Holdings, Inc.(1)	229,502	$8,048,635

		$8,048,635

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	2,387,653	$44,601,358

		$44,601,358

Food & Staples Retailing — 2.8%
CVS Health Corp.	476,673	$53,611,412

		$53,611,412

Security	Shares	Value
Food Products — 3.5%
General Mills, Inc.	555,236	$32,320,288
Mondelez International, Inc., Class A	731,786	33,025,502

		$65,345,790

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	790,657	$40,078,403
Medtronic PLC	496,699	38,936,235

		$79,014,638

Health Care Technology — 1.5%
Cerner Corp.(1)	386,754	$27,737,997

		$27,737,997

Industrial Conglomerates — 6.6%
Danaher Corp.	374,628	$34,300,940
General Electric Co.	2,369,853	61,853,163
Roper Technologies, Inc.	175,222	29,309,384

		$125,463,487

Insurance — 2.8%
Aflac, Inc.	445,716	$28,548,110
XL Group PLC	652,833	24,820,711

		$53,368,821

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.(1)	110,141	$59,052,097

		$59,052,097

Internet Software & Services — 5.6%
Facebook, Inc., Class A(1)	207,011	$19,461,104
Google, Inc., Class C(1)	114,307	71,511,602
Twitter, Inc.(1)	481,271	14,924,214

		$105,896,920

IT Services — 2.9%
Visa, Inc., Class A	733,837	$55,287,280

		$55,287,280

Machinery — 1.6%
Deere & Co.	310,355	$29,350,272

		$29,350,272

Media — 5.5%
Comcast Corp., Class A	574,202	$35,835,947
Live Nation Entertainment, Inc.(1)	844,040	22,130,729
Walt Disney Co. (The)	388,361	46,603,320

		$104,569,996

Multi-Utilities — 1.3%
Sempra Energy	247,528	$25,193,400

		$25,193,400

Multiline Retail — 2.3%
Dollar General Corp.	529,783	$42,578,660

		$42,578,660

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	219,373	$16,310,382
Devon Energy Corp.	471,873	23,319,964
Exxon Mobil Corp.	533,004	42,219,247
Occidental Petroleum Corp.	439,261	30,836,122

		$112,685,715

Security	Shares	Value
Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	279,566	$18,350,712
Eli Lilly & Co.	318,680	26,931,647
Merck & Co., Inc.	582,635	34,352,160
Perrigo Co. PLC	179,340	34,469,148
Teva Pharmaceutical Industries, Ltd. ADR	311,224	21,480,680

		$135,584,347

Real Estate Investment Trusts (REITs) — 2.3%
Simon Property Group, Inc.	230,303	$43,117,328

		$43,117,328

Semiconductors & Semiconductor Equipment — 2.7%
NXP Semiconductors NV(1)	409,926	$39,758,723
Qorvo, Inc.(1)	195,561	11,332,760

		$51,091,483

Software — 4.6%
Microsoft Corp.	685,996	$32,036,013
Oracle Corp.	1,369,844	54,711,570

		$86,747,583

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	537,435	$65,190,866

		$65,190,866

Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B	329,377	$37,950,818

		$37,950,818

Tobacco — 2.1%
Altria Group, Inc.	735,938	$40,020,308

		$40,020,308

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	7,101,722	$26,901,298

		$26,901,298

Total Common Stocks (identified cost $1,720,938,812)		$1,879,801,987

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$7,216	$7,215,841

Total Short-Term Investments (identified cost $7,215,841)		$7,215,841

Total Investments — 100.0% (identified cost $1,728,154,653)		$1,887,017,828

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,045	$2,110	8/7/15	$(851,675)
S&P 500 Index	1,045	2,140	8/14/15	(198,550)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	1,070	$2,120	8/21/15	$(1,150,250)
S&P 500 Index	1,060	2,120	8/28/15	(1,521,100)

Total Call Options Written (premiums received $5,291,685)				$(3,721,575)

Other Assets, Less Liabilities — 0.2%				$2,802,628

Net Assets — 100.0%				$1,886,098,881

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $13,700.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,728,525,564

Gross unrealized appreciation	$228,110,478
Gross unrealized depreciation	(69,618,214)

Net unrealized appreciation	$158,492,264

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	4,300	$6,137,586
Options written	41,150	52,994,846
Options terminated in closing purchase transactions	(19,365)	(26,864,841)
Options expired	(21,865)	(26,975,906)

Outstanding, end of period	4,220	$5,291,685

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,721,575.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$244,151,571	$—		$—	$244,151,571
Consumer Staples	188,521,633	—		—	188,521,633
Energy	112,685,715	—		—	112,685,715
Financials	217,517,232	39,704,534		—	257,221,766
Health Care	305,666,797	—		—	305,666,797
Industrials	193,814,449	—		—	193,814,449
Information Technology	438,079,135	—		—	438,079,135
Materials	35,560,638	—		—	35,560,638
Telecommunication Services	24,530,817	26,901,298		—	51,432,115
Utilities	52,668,168	—		—	52,668,168
Total Common Stocks	$1,813,196,155	$66,605,832	*	$—	$1,879,801,987
Short-Term Investments	$—	$7,215,841		$—	$7,215,841
Total Investments	$1,813,196,155	$73,821,673		$—	$1,887,017,828

Liability Description
Call Options Written	$(3,721,575)	$—		$—	$(3,721,575)
Total	$(3,721,575)	$—		$—	$(3,721,575)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015